Investments in Financial Assets Measured at Fair Value Through Profit or Loss (Details Narrative) - XTL biopharmaceuticals ltd [member] - shares	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Shares hold	3,840,617	3,840,617
Issued and paid up percentage	0.44%	0.44%
Controlling shareholders holds percentage	23.63%	23.63%